Income Taxes - 10K (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

At December 31, 2015, 2014 and 2013 the Company’s provision (benefit) for income taxes is comprised of the following:

	2015	2014	2013
Current:
Federal	$439,934	$(10,428)	$1,608,033
State and local	946	(30,375)	373,455
Total current provision (benefit)	440,880	(40,803)	1,981,488
Deferred:
Federal	19,006	53,198,632	(10,072,499)
State and local	2,097	370,439	472,572
Total deferred provision (benefit)	21,103	53,569,071	(9,599,927)
Total provision (benefit)	$461,983	$53,528,268	$(7,618,439)

Schedule of deferred tax assets and liabilities

At December 31, 2015 and 2014, the Company’s deferred tax assets and liabilities are comprised of the following:

	2015	2014
Deferred income tax assets:
Net operating losses	$22,701,028	$30,402,940
Deferred research and development costs	1,130,413	1,606,547
Amortization of intangible assets	887,906	1,106,235
Share-based compensation	1,947,019	2,389,811
Fixed assets	662,011	639,576
Deferred revenue	59,892,477	37,910,548
Alternative minimum tax credits	2,034,283	1,578,816
Loss contingency	73,421,980	67,833,412
Other	—	777,804
Deferred income tax assets	162,677,117	144,245,689
Less: valuation allowance	(143,522,669)	(132,578,026)
Deferred income tax assets, net of valuation allowance	$19,154,448	$11,667,663
Deferred income tax liabilities:
Amortization of goodwill	(267,598)	(244,540)
Capitalized contract costs	(18,922,571)	(11,667,663)
Other	(229,922)	—
Deferred income tax liability, net	$(265,643)	$(244,540)

Schedule of effective income tax rate reconciliation

The Company’s effective tax rate differs from the U.S. Federal Statutory income tax rate of 35% as follows:

	2015	2014	2013
Statutory federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State tax benefit	—%	0.2%	2.9%
Gain (loss) from fair value of common warrants	—%	—%	0.1%
Share-based compensation	—%	—%	0.4%
Reorganization costs	7.0%	0.4%	—%
Other	1.4%	—%	0.3%
Valuation allowance on deferred tax assets	27.8%	59.7%	0.6%
Effective tax rate	1.2%	25.3%	(30.7)%